INVESTMENTS IN AFFILIATES	12 Months Ended
Dec. 31, 2023
INVESTMENTS IN AFFILIATES
INVESTMENTS IN AFFILIATES

11. INVESTMENTS IN AFFILIATES

Investments in affiliates consist of the following:

	At December 31,
	2022		2023
	Carrying	Ownership	Carrying	Ownership
	Value	Percentage	Value	Percentage
	$	(%)	$	(%)
Lingang Frontier (Yangzhou) CSI New Energy Investment Fund, LP	—	—	42,357	44.3
Marangatu Holding S.A.	2,500	30	30,790	30
Suzhou Financial Leasing Co., Ltd.	27,328	4.2	30,048	3.0
Panati Holding S.A.	1,818	30	28,185	30
RE Crimson Holdings LLC	22,272	20	26,551	20
Canadian Solar Infrastructure Fund, Inc.	8,961	14.6	17,677	14.5
Lavras Solar Holding S.A.	14,318	20	12,881	20
Suzhou Zhuosheng Venture Investment Fund, LLP	6,868	17.9	8,957	14.0
Francisco Sa Solar Holding S.A.	7,683	20	7,553	20
Salgueiro Solar Holding S.A	6,595	20	7,250	20
JuSheng (Suzhou) Solar Tech Co., Ltd.	5,922	4.4	7,028	2.2
Jaiba Solar Holding S.A.	5,077	20	4,131	20
Others	6,442	10.9-49	13,520	8.5-49
Total	115,784		236,928

In 2015, the Company co-established an entity, Suzhou Financial Leasing Co., Ltd. and owned an effective interest of 4.2% and 3.0% as of December 31, 2022 and 2023, respectively. One of five board members is designated by CSI Solar. This investment is held through CSI Solar Co., Ltd. and is accounted for under the equity method, as CSI Solar Co., Ltd. has significant influence over the investee.

In 2017, Canadian Solar Infrastructure Fund, Inc. (“CSIF”) completed its initial public offering, and the Company held a total of 56,620 and 65,672 units as of December 31, 2022 and 2023, respectively, representing 14.6% and 14.5% of total units of CSIF, respectively. One out of the three members of the board of directors of CSIF represents the Company. The quorum for a board resolution of CSIF is a majority of the members of the board of directors, and the adoption of a resolution requires a majority of the votes present. As such, the Company is considered to have significant influence over the investee and the equity method is used in this investment.

In 2020, the Company acquired a minor interest in Suzhou Zhuosheng Venture Investment Fund, LLP and owned an effective interest of 17.9% and 14.0% as of December 31, 2022 and 2023. This investment is held through CSI Solar Co., Ltd., and is accounted for under the equity method as it designated a representative to participate in the investee’s investment decision-making processes and exercised significant influence over the investee.

In September 2021, the Company, through its wholly owned subsidiary, Recurrent Energy, LLC, completed the sale of its 80% stake in RE Crimson Holdings LLC (“Crimson”) to an unrelated third party. Effective with the sale of the equity interests, the Company ceased having controlling financial interests in Crimson, and accounted for the transaction as partial sales of real estates under ASC 360-20. The Company considered that it would continue to exercise significant influences over its retained 20% equity interests in Crimson, and has accounted for these interests pursuant to the equity method of accounting. In connection with the sale, $123,135 was recognized as revenue, and with the loss of controlling financial interests in Crimson, the Company derecognized net assets of $42,333 and recognized the retained equity interests as investments in affiliates on its consolidated balance sheets.

11. INVESTMENTS IN AFFILIATES (Continued)

In October 2021, the Company acquired a minor interest in JuSheng (Suzhou) Solar Tech Co., Ltd, and owned an effective interest of 4.4% and 2.2% as of December 31, 2022 and 2023, respectively. This investment is held through CSI Solar Co., Ltd., and is accounted for under the equity method as CSI Solar Co., Ltd. designated a representative director to participate in the investee’s policy-making processes and exercised significant influence over the investee.

In December 2020 and December 2021, the Company completed the sales of its majority interests in Horus Solar S.A. De Capital Variable (“Horus”) which holds its Horus project, and Recursos Solares PV De México II S.A. De Capital Variable (“Recursos”) which holds its Tastiota project, respectively, to unrelated third parties. In connection with these sales, $100,896 and $113,843 were recognized as revenue in 2020 and 2021, respectively and the Company’s interest in Horus and Recursos have each decreased to 49%. With the loss of controlling financial interests in Horus and Recursos, the Company derecognized net assets of $10,363 and $7,527 in 2020 and 2021, respectively, and recognized the retained equity interests as investments in affiliates on its consolidated balance sheets. As of December 31, 2022 and 2023, the Company owned 49% of each of Horus and Recursos.

In August 2019, the Company completed the sales of its majority interests in Salgueiro Solar Holding S.A (“Salgueiro”) which holds its Salgueiro project, Francisco Sa Solar Holding S.A (“Francisco”) which holds its Francisco project, Jaiba Solar Holding S.A (“Jaiba”) which holds its Jaiba project, and Lavras Solar Holding S.A. (“Lavras”) which holds its Lavras project, to an unrelated third party. In connection with these sales, $12,793 was recognized as revenue in 2019 and the Company’s interest in Salgueiro, Francisco, Jaiba and Larvras have each decreased to 20%. With the loss of controlling financial interests in Salgueiro, Francisco, Jaiba and Larvras, the Company derecognized net assets of $8,369 in 2019 and recognized the retained equity interests as investments in affiliates on its consolidated balance sheets.

In September 2022, the Company completed the sales of its majority interests in Marangatu Holding S.A. (“Marangatu”) which holds its Marangatu projects, and Panati Holding S.A. (“Panati”) which holds its Panati projects, respectively, to unrelated third parties. In connection with these sales, $12,007 and $2,259 were recognized as revenue, respectively in 2022 and the Company’s interest in Marangatu and Panati have each decreased to 30%. With the loss of controlling financial interests in Marangatu and Panati, the Company derecognized net assets of $6,267 and $2,262, respectively, in 2022 and recognized the retained equity interests as investments in affiliates on its consolidated balance sheets.

In August 2023, the Company, through CSI Solar Co., Ltd., established an entity, Lingang Frontier (Yangzhou) CSI New Energy Investment Fund, LP, with 44.3% effective interest in the form of limited partnership. This investment is accounted for by CSI Solar Co., Ltd under the equity method as it exercised significant influence over the investee.

Equity in earnings of affiliates were $7,256, $15,440 and $14,610 for the years ended December 31, 2021, 2022 and 2023, respectively. Refer to Note 20 for the Company’s related party balances and transactions in 2021, 2022 and 2023.